Summary of Significant Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of concentration of customers and suppliers
The following customer accounted for 10% or more of net revenue for the years ended December 31, 2017 and 2018:

	For Year Ended December 31,
	2017	2018
	RMB	RMB

A	462,384	637,963

The following customer accounted for 10% or more of balances of accounts receivable as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB

A	342,752	318,396

The following suppliers accounted for 10% or more of purchases for the years ended December 31, 2017 and 2018:

	For Year Ended December 31,
	2017	2018
	RMB	RMB

B	938,128	1,300,297
C	474,399	*

Schedule of estimated useful lives and residual rates
Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives and residual rates are as follows:

Classification	Useful years	Residual rate
Electronic devices	3 years	0% - 5%
Vehicle	5 years	5%
Furniture and office equipment	5 years	5%
Machinery	10 years	5%
Buildings	44 years	5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%

Repairs and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Gains and losses from the disposal of property and equipment are included the consolidated statements of operations.

Condensed Balance Sheet
The following tables summarize the impact of adoption of the new standard by financial statement line item:

Consolidated Balance Sheet

	As of December 31, 2017
	As Reported	Balance without Adoption	Effect of Change
Accounts receivable	1,085,669	1,082,735	2,934
Inventories	382,028	384,672	(2,644)
Prepayments and other current assets	214,636	211,992	2,644
Accrued expenses and other current liabilities	314,870	311,936	2,934